PIERCE ATWOOD LLP Attorneys at Law

Scott E. Pueschel

One New Hampshire Avenue, Suite 350

Pease International Tradeport

Portsmouth, NH 03801

603-373-2019 voice

603-433-6372 fax

spueschel@pierceatwood.com

www.pierceatwood.com

Admitted in: MA NH VA

November 10, 2005

BY ELECTRONIC SUBMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Environmental Power Corporation – Amendment No. 2 to Registration Statement on

Form S-2 (SEC File No. 333-128863)

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Environmental Power Corporation (the “Company”) is Amendment No. 2 to the Company’s Registration Statement on Form S-2 (SEC File No. 333-128863) relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 2,300,000 shares of Common Stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

The principal purpose of this amendment is to reflect the Company’s financial results for the quarter and nine months ended September 30, 2005.

Please do not hesitate to contact the undersigned should you have any questions regarding this filing.

Very truly yours,

/s/ Scott E. Pueschel

Scott E. Pueschel

Enclosure